Loss Sharing Agreements and FDIC Loss Share Receivable (Detail) $ in Millions		24 Months Ended
	Dec. 20, 2016 USD ($)	Dec. 31, 2010 bank
Loss Sharing Agreements and FDIC Loss Share Receivable [Abstract]
Number of acquisitions | bank		6
Cash received upon termination of loss-share agreements	$ 6.5
Loss on termination of loss-share agreements	$ 17.8